Equity and Other Equity Items - Disclosure of Detailed Information About Other Comprehensive Income and the Corresponding Tax Benefits (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year (Before tax)	¥ (71,641)	¥ 560,225	¥ (353,261)
Amount incurred during the year (Tax effect)	22,399	(172,798)	109,409
Amount incurred during the year (After tax)	(49,242)	387,427	(243,853)
Net changes (Before tax)	(71,641)	560,225	(353,261)
Net changes (Tax effect)	22,399	(172,798)	109,409
Net changes (After tax)	(49,242)	387,427	(243,853)
Remeasurements of defined benefit plans
Amount incurred during the year (Before tax)	188,239	311,360	(48,426)
Amount incurred during the year (Tax effect)	(51,989)	(95,087)	5,026
Amount incurred during the year (After tax)	136,250	216,272	(43,399)
Net changes (Before tax)	188,239	311,360	(48,426)
Net changes (Tax effect)	(51,989)	(95,087)	5,026
Net changes (After tax)	136,250	216,272	(43,399)
Shares of other comprehensive income of equity method investees
Amount incurred during the year (Before tax)	113,641	80,472	62,568
Amount incurred during the year (After tax)	113,641	80,472	62,568
Net changes (Before tax)	113,641	80,472	62,568
Net changes (After tax)	113,641	80,472	62,568
Exchange differences on translating foreign operations
Amount incurred during the year (Before tax)	902,844	403,636	(390,427)
Amount incurred during the year (After tax)	902,844	403,636	(390,427)
Reclassification to profit (loss) (Before tax)			28,329
Reclassification to profit (loss) (After tax)			28,329
Net changes (Before tax)	902,844	403,636	(362,098)
Net changes (After tax)	902,844	403,636	(362,098)
Net changes in revaluation of financial assets measured at fair value through other comprehensive income
Amount incurred during the year (Before tax)	(220,711)	(119,441)	141,795
Amount incurred during the year (Tax effect)	66,536	35,938	(43,367)
Amount incurred during the year (After tax)	(154,175)	(83,503)	98,427
Reclassification to profit (loss) (Before tax)	1		20,380
Reclassification to profit (loss) (Tax effect)	0		(5,417)
Reclassification to profit (loss) (After tax)	1		14,963
Net changes (Before tax)	(220,710)	(119,441)	162,174
Net changes (Tax effect)	66,536	35,938	(48,784)
Net changes (After tax)	(154,174)	(83,503)	113,390
Shares of other comprehensive income of equity method investees
Amount incurred during the year (Before tax)	193,811	8,172	(35,253)
Amount incurred during the year (After tax)	193,811	8,172	(35,253)
Net changes (Before tax)	193,811	8,172	(35,253)
Net changes (After tax)	193,811	8,172	(35,253)
Total other comprehensive income (Before tax)	1,106,184	1,244,424	(574,296)
Total other comprehensive income (Tax effect)	36,945	(231,947)	65,651
Total other comprehensive income (After tax)	¥ 1,143,129	¥ 1,012,476	¥ (508,645)